ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2024 USD ($) subsidiary	Sep. 30, 2023 USD ($)	Aug. 31, 2006 USD ($)
Qilian HK
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%
Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%
Zhongqiao Youguan E Commerce Service Co. Ltd
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			51.00%
Gansu QLS
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Initial capital					$ 270
Registered capital			$ 12,000	$ 12,000
Number of subsidiaries | subsidiary			7
Amount of pledged equity interest (in percent)	99.214%	99.214%
Gansu QLS | Qilian Chengdu
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)	99.214%	99.214%
Gansu QLS | Moshangfa (Gansu) Fertilizer Industry Co., Ltd (formerly Jiuquan Qiming Biotechnology Co., Ltd, "Moshangfa")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%	100.00%
Gansu QLS | Chengdu Qilianshan Biotechnology Co., Ltd ("Chengdu QLS")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%	79.51%
Gansu QLS | Jiuquan Ahan Biotechnology Co., Ltd. ("Ahan")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%	100.00%
Gansu QLS | Tibet Cangmen Trading Co., Ltd ("Cangmen")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			100.00%	100.00%
Gansu QLS | Rugao Tianlu Animal Products Co., Ltd ("Rugao")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%	79.51%
Gansu QLS | Chongqing Shengfu Biological Technology Co., Ltd ("Chongqing")
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net
Ownership interest (in percent)			79.71%	79.51%